RIVERNORTH FUNDS

Supplement dated December 3, 2010 to the Prospectus dated February 1, 2010

Effective July 7, 2010, The Northern Trust Company serves as the Fund’s custodian.  The reference to the Custodian on the back cover of the Fund’s current prospectus is modified accordingly.

Effective December 6, 2010, ALPS Fund Services, Inc. serves as the Fund's transfer agent, fund accountant and administrator.  Accordingly, all references to Unified Fund Services, Inc. should be changed to ALPS Fund Services, Inc. The following addresses should be used when contacting the Fund or submitting transaction information:

Mailing Address                               Overnight Address
RiverNorth Funds                            RiverNorth Funds
P.O. Box 13094                                1290 Broadway, Suite 1100
Denver, CO 80201                           Denver, CO 80203

Effective December 6, 2010, ALPS Fund Distributors, Inc. will succeed Unified Financial Securities as the Fund's distributor.  The address for ALPS Distributors Inc. is 1290 Broadway, Suite 1100, Denver, CO 80203.

*  *  *  *  *  *

This Supplement, and the existing Prospectus dated February 1, 2010, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information dated February 1, 2010 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-888-848-7569.

RIVERNORTH FUNDS

Supplement dated December 3, 2010 to the Statement of Additional Information
dated February 1, 2010

Effective July 7, 2010, The Northern Trust Company serves as the Fund’s custodian.  Accordingly, the following paragraph replaces the paragraph found under the heading “Custodian” in the Fund’s current Statement of Additional Information.

The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60603, serves as the Fund’s custodian (“Custodian”).  The Custodian acts as the Fund’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Effective December 3, 2010, Dennis Magulick is no longer a Trustee of the Trust.  Mr. John S. Oakes was selected by the Board as a replacement independent Trustee.  The following information regarding Mr. Oakes should replace the information regarding Mr. Magulick:

Name, Address and Year of Birth1	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John S. Oakes Y.O.B.: 1943	Trustee	Indefinite/ December 2010 to present	Regional Vice President, Securities America (a broker-dealer); 2007-present. Business Development Director, First Allied Securities (a broker-dealer); 2005-2007.	1	Independent Director, Chairman of the Board of Directors, Utopia Funds; 2005-2009

"Mr. Oakes has many years of experience in the securities industry.  Additionally he had served on the Board of Directors of another registered investment company, including serving as its Chairman.  The Board feels Mr. Oakes industry and board experience adds a fresh perspective to the Board and his experience in marketing can assist the Fund in its efforts to expand into different distribution channels."

Effective December 6, 2010, ALPS Fund Services, Inc. serves as the Fund's transfer agent, fund accountant and administrator.  Accordingly, all references to Unified Fund Services, Inc. should be changes to ALPS Fund Services, Inc. The following addresses should be used when contacting the Fund or submitting transaction information:

Mailing Address                               Overnight Address
RiverNorth Funds                            RiverNorth Funds
P.O. Box 13094                                1290 Broadway, Suite 1100
Denver, CO 80201                           Denver, CO 80203

Effective December 6, 2010, ALPS Fund Distributors, Inc. will succeed Unified Financial Securities as the Fund's distributor.  The address for ALPS Distributors Inc. is 1290 Broadway, Suite 1100, Denver, CO 80203.

Effective December 6, 2010, Heather A. Bonds is no longer Secretary to the Trust.  The following information replaces information regarding the Secretary and other officers of the Trust in the Statement of Additional Information:

Name, Address and Year of Birth1	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee 2	Other Directorships Held by Trustee
Paul F. Leone Y.O.B. 1963 c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Secretary	Indefinite/ December 2010 to present
Mr. Leone is Assistant General Counsel at ALPS Fund Services, Denver Colorado.  Prior to joining ALPS, Mr. Leone was Deputy Chief Compliance Officer at Old Mutual Capital, Denver, Colorado and General Counsel and Chief Compliance Officer at Wisconsin Capital Management, Madison, Wisconsin.
				NA	NA
J. Tison Cory Y.O.B. 1969 c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Assistant Secretary	Indefinite/ December 2010 to present
Mr. Cory joined ALPS in 2005 as a Senior Paralegal.  Prior to joining ALPS, he worked as a Paralegal at Oppenheimer Funds, Inc. (2004-2005) and INVESCO Funds Group, Inc. (1999-2004).  Mr. Cory is also an Adjunct Professor at  Metropolitan State College of Denver since 2000.
				NA	NA
Benjamin Lowe Y.O.B. 1978 c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Assistant Treasurer	Indefinite/ December 2010 to present
 Mr. Lowe is Fund Controller with ALPS Fund Services, Inc. since
2005. Mr. Lowe was Accounting Team Leader, Founders Asset Management,
from 2003 to 2005. Prior to joining Founders Asset Management, Mr. Lowe was Senior Fund Accountant, INVESCO, from 2000 to 2003

				NA	NA

*  *  *  *  *  *